Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
	2018	2017

Collateral given for own liabilities	653.8	606.3
Other commitments	1,338.9	842.7
	1,992.7	1,449.0

Commitments with suppliers	12,078.6	11,096.3
	12,078.6	11,096.3

Disclosure of future contractual commitments [text block]
	2018	2017

Less than 1 year	4,827.0	3,812.8
Between 1 and 2 years	2,932.4	2,995.7
More than 2 years	4,319.2	4,287.8
	12,078.6	11,096.3